As filed with the U.S. Securities and Exchange Commission on March 11, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

 (a)

Annual Report

December 31, 2023

LHA Market StateTM Alpha Seeker ETF

Ticker: MSVX

LHA Market StateTM Tactical Beta ETF

Ticker: MSTB

LHA Market StateTM Tactical Q ETF

Ticker: MSTQ

LHA Risk-Managed Income ETF

Ticker: RMIF

LHA Market StateTM Shares

Dear Shareholder,

This Annual Report reflects the Funds’ performance for the period of January 1, 2023 through December 31, 2023 (the “current fiscal period”) for the LHA Market StateTM Alpha Seeker ETF (“MSVX”), the LHA Market StateTM Tactical Beta ETF (“MSTB”), the LHA Market StateTM Tactical Q ETF (“MSTQ”) and for the period from inception date, June 8, 2023 through December 31, 2023 (the “current fiscal period”) for the LHA Risk-Managed Income ETF (“RMIF”).

US and Global Equity markets reversed course after a very weak 2022, as the S&P 500® Index posted a 26.29% gain for the year. In contrast to this time a year ago, Investors continue to exhibit optimism despite continued inflation, chaos in Washington, increased hostilities in the Middle East, an upcoming election and ongoing conflicts with Russia and China. As investors adapt to this new economic regime, characterized by reduced monetary stimulus and higher interest rates, they have shown little caution. While it is impossible to discern which of these factors will prove impactful in 2024 and how disruptive any or all may be, there are clearly potential sources of concern.

The signs of continued volatility in the markets are myriad. The timing of fear routing greed is especially difficult. As in most years, the coming 12 months may also hold at least a few surprises. With luck, they will be predominantly positive. Fortunately, our process is about responding to markets as they are, not as we think they should or may be.

MSVX

MSVX may be described as an absolute return strategy that seeks to provide positive returns across multiple market cycles which are generally uncorrelated to equity markets for purposes of portfolio diversification. From January 1, 2023 through December 31, 2023, in a challenging year for many defensive strategies, MSVX’s Net Asset Value (“NAV”) decreased -0.53%. MSVX’s market value fell -0.48% during the same fiscal period. The S&P 500® Index rose 26.29% during the current fiscal period.

By going long or short both the VIX Index and the S&P 500® Index, MSVX is intended to offer valuable diversifying exposure characteristics in a variety of different VIX and equity market environments. MSVX can act like a hedge during crisis periods, but also seeks to provide return in calm markets when dedicated hedges often suffer substantial losses. This profile has the potential to add distinct optionality that can improve the risk/reward tradeoff of a traditional diversified portfolio.

MSTB

In a year with strong upward momentum in the S&P 500® Index and the VIX® index exhibiting little movement despite some periodic blips for the calendar year, MSTB had a net return of 16.73% on a NAV basis during the current fiscal period. MSTB’s

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

market value returned 16.94% during the same fiscal period. The S&P 500® Index rose 26.29% during the current fiscal period. Periods with periodic volatility spikes in a generally low to middling VIX environment can be somewhat problematic for the technology underlying MSTB. Minor corrections can induce minor hedges which are subsequently unwound, negatively impacting returns. More extreme price movements characterizing market crises are when the strategy has added its most value in the past and is expected to do so in the future.

MSTQ

During the current fiscal period, the NASDAQ-100 Index gained 55.13% while MSTQ rose 42.82% on a NAV basis and its price increased 43.09%. Given the VIX signal overlap between MSTB and MSTQ (net and gross exposures should be roughly the same) the shortfall can be attributed to the same market conditions that affected MSTB.

RMIF

Since its inception on June 8, 2023, RMIF increased 4.14% on a NAV basis, and its price increased 4.17%. For the same period, the Bloomberg US Aggregate Bond Index appreciated by 3.23% on a total return basis. The differential is largely a result of a greater tactical exposure of the RMIF portfolio to credit sensitive investments as rates stablized. Since its inception on June 8, 2023 to December 31, 2023, RMIF made six monthly dividend distributions to shareholders amounting to $0.93 per share, which is a trailing dividend yield of 3.72% (on the inception RMIF NAV price of $25.00) for the period.

We thank you once again for your support and confidence and are optimistic that MSVX, MSTB, MSTQ and RMIF will fulfill expectations in 2024.

Impact of derivatives (MSTB, MSVX, MSTQ)

Consistent with the Funds’ mandates, derivatives are used to obtain the desired exposures for the individual Funds. They may be used for either speculative or hedging purposes and present a cash efficient and tax efficient method to obtain those exposures. The performance of any derivatives exposures has been consistent with historical experience and current guidelines.

Sincerely,

Jeff Landle, CFA
Chief Investment Officer

Must be proceeded or accompanied by a current prospectus.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

Past performance does not guarantee future results.

This information is provided for informational purposes only. This is not an offer to sell or a solicitation of an offer to buy an interest in any investment fund or for the provision of any investment management or advisory services. Investing involves risk. Principal loss is possible.

Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV, and are not individually redeemed from the particular fund. Brokerage commissions will reduce returns. MSVX, MSTB, and MSTQ (each referred to as a “Fund”) will use future contracts. The potential loss of principal in regard to futures contracts can be in amounts greater than the initial amount invested in the futures contract. The Fund will invest in other ETFs which involves additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

The Cboe Volatility Index® (VIX®) is a leading measure of market expectations of near-term volatility conveyed by S&P 500 Index® (SPX) option prices.

The S&P 500® Index® is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The NASDAQ-100 Index comprises the 100 largest non-financial companies traded on the Nasdaq. It is not possible to invest directly in an index.

Bloomberg US Aggregate Bond Index is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.

Index performance is not indicative of a fund’s performance. It is not possible to invest directly in an index.

Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice. Diversification does not assure a profit, nor does it protect against a loss in a declining market.

MSVX, MSTB, MSTQ, and RMIF are distributed by Quasar Distributors, LLC. No other products mentioned are distributed by Quasar Distributors, LLC.

Little Harbor Advisors, LLC | 30 Doaks Lane ● Marblehead, MA 01945 | www.LittleHarborAdvisors.com

LHA Market StateTM Alpha Seeker ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns December 31, 2023	1 Year	3 Years	Since Inception (5/13/2020)
LHA Market StateTM Alpha Seeker ETF - NAV	-0.53%	1.63%	0.32%
LHA Market StateTM Alpha Seeker ETF - Market	-0.48%	1.66%	0.33%
S&P 500® Index	26.29%	10.00%	17.41%

This chart illustrates the performance of a hypothetical $10,000 investment made on May 13, 2020 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The total operating expenses as stated in the fee table to the Fund’s prospectus dated April 30, 2023, is 1.23%. For performance information current to the most recent month-end, please visit the fund’s website at www.lhafunds.com.

LHA Market StateTM Tactical Beta ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns December 31, 2023	1 Year	3 Years	Since Inception (9/29/2020)
LHA Market StateTM Tactical Beta ETF— NAV	16.73%	3.59%	6.27%
LHA Market StateTM Tactical Beta ETF— Market	16.94%	3.33%	6.16%
S&P 500® Index	26.29%	10.00%	13.38%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 29, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The total operating expenses as stated in the fee table to the Fund’s prospectus dated April 30, 2023, is 1.26%. For performance information current to the most recent month-end, please visit the fund’s website at www.lhafunds.com.

LHA Market StateTM Tactical Q ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns December 31, 2023	1 Year	Since Inception (3/14/2022)
LHA Market StateTM Tactical Q ETF— NAV	42.82%	7.56%
LHA Market StateTM Tactical Q ETF— Market	43.09%	7.48%
NASDAQ-100 Index	55.13%	16.18%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 14, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The total operating expenses as stated in the fee table to the Fund’s prospectus dated April 30, 2023, is 1.48%. For performance information current to the most recent month-end, please visit the fund’s website at www.lhafunds.com.

LHA Risk-Managed Income ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Cumulative Returns December 31, 2023	Since Inception (6/8/2023)
LHA Risk-Managed Income ETF— NAV	4.14%
LHA Risk-Managed Income ETF— Market	4.17%
Bloomberg US Aggregate Bond Index	3.23%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 8, 2023, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The total operating expenses as stated in the fee table to the Fund’s prospectus dated June 6, 2023, is 1.27%. For performance information current to the most recent month-end, please visit the fund’s website at www.lhafunds.com.

LHA Market StateTM Shares

Portfolio Allocation*

As of December 31, 2023 (Unaudited)

LHA Market StateTM Alpha Seeker ETF

Security Type	Percentage of Net Assets
Exchange-Traded Funds	19.8%
Purchased Options	0.0(a)
Short-Term Investments	78.5
Other Assets in Excess of Liabilities	1.7
Total	100.0%

LHA Market StateTM Tactical Beta ETF

Security Type	Percentage of Net Assets
Exchange-Traded Funds	80.1%
Short-Term Investments	20.3
Liabilities in Excess of Other Assets	(0.4)
Total	100.0%

LHA Market StateTM Tactical Q ETF

Security Type	Percentage of Net Assets
Exchange-Traded Funds	46.9%
Short-Term Investments	53.2
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

LHA Risk-Managed Income ETF

Security Type	Percentage of Net Assets
Exchange-Traded Funds	99.1%
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.0)(a)
Total	100.0%

*	Portfolio allocation charts do not reflect open futures contracts.
(a)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Schedule of Investments
December 31, 2023

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 19.8% (a)
	Domestic Equity — 19.8%
134,000	-1x Short VIX Futures ETF (b)	$5,055,820
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,633,338)	5,055,820

Contracts		Notional Amount
	PURCHASED OPTIONS — 0.0% (c)
	Call Options — 0.0% (c)
10	S&P 500 Index, Expiration 1/2/2024, Exercise Price: $4,770.00	$4,769,830	10,650
	TOTAL PURCHASED OPTIONS (Cost $17,211)		10,650

Principal Amount
	SHORT-TERM INVESTMENTS — 78.5%
	U.S. Treasury Bills — 73.4%
$5,246,000	United States Treasury Bill, 4.82%, 2/22/2024 (d)(e)	5,207,039
13,030,000	United States Treasury Bill, 4.15%, 3/21/2024 (d)(e)	12,881,691
695,000	United States Treasury Bill, 4.68%, 4/18/2024 (d)	684,285
		18,773,015

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Schedule of Investments
December 31, 2023 (continued)

Shares	Security Description	Value
	Money Market Funds — 5.1%
649,517	First American Government Obligations Fund - Class X, 5.29% (f)	$649,517
649,517	First American Treasury Obligations Fund - Class X, 5.28% (f)	649,517
		1,299,034
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,107,862)	20,072,049
	TOTAL INVESTMENTS (Cost $24,758,411) — 98.3%	25,138,519
	Other Assets in Excess of Liabilities — 1.7%	442,209
	NET ASSETS — 100.0%	$25,580,728

Percentages are stated as a percent of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 8 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Zero coupon bond; effective yield is shown.
(e)

All or a portion of this security is held as collateral for written options and futures contracts. At December 31, 2023, the total value of these securities held as collateral amounted to $18,088,732 or 70.7% of net assets.

(f)	Rate shown is the annualized seven-day yield as of December 31, 2023.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Schedule of Investments
December 31, 2023

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 80.1% (a)
	Domestic Equity — 80.1%
203,039	SPDR S&P 500 ETF Trust (b)(c)	$96,506,468
	TOTAL EXCHANGE-TRADED FUNDS (Cost $92,848,037)	96,506,468
Principal Amount
	SHORT-TERM INVESTMENTS — 20.3%
	U.S. Treasury Bills — 19.5%
$23,622,000	United States Treasury Bill, 5.26%, 2/1/2024 (c)(d)	23,518,294

Shares
	Money Market Funds — 0.8%
497,992	First American Government Obligations Fund - Class X, 5.29% (e)	497,992
497,992	First American Treasury Obligations Fund - Class X, 5.28% (e)	497,992
		995,984
	TOTAL SHORT-TERM INVESTMENTS (Cost $24,512,006)	24,514,278
	TOTAL INVESTMENTS (Cost $117,360,043) — 100.4%	121,020,746
	Liabilities in Excess of Other Assets — (0.4)%	(516,024)
	NET ASSETS — 100.0%	$120,504,722

Percentages are stated as a percent of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 8 in Notes to Financial Statements.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)

All or a portion of this security is held as collateral for written options and futures. At December 31, 2023, the total value of securities held as collateral amounted to $120,017,632 or 99.6% of net assets.

(d)	Zero coupon bond; effective yield is shown.
(e)	Rate shown is the annualized seven-day yield as of December 31, 2023.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Schedule of Open Futures Contracts
December 31, 2023

Number of Long Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation/ (Depreciation)
137	S&P 500 E-Mini Future	March 2024	$33,017,000	$841,606

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Q ETF

Schedule of Investments
December 31, 2023

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 46.9% (a)
	Domestic Equity — 46.9%
13,753	Invesco QQQ Trust, Series 1 (b)(c)	$5,632,128
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,695,246)	5,632,128

Principal Amount
	SHORT-TERM INVESTMENTS — 53.2%
	U.S. Treasury Bills — 35.4%
$730,000	United States Treasury Bill, 4.48%, 2/22/2024 (c)(d)	724,579
3,615,000	United States Treasury Bill, 5.34%, 6/6/2024 (c)(d)	3,535,970
		4,260,549

Shares
	Money Market Funds — 17.8%
1,070,100	First American Government Obligations Fund - Class X, 5.29% (e)	1,070,100
1,070,100	First American Treasury Obligations Fund - Class X, 5.28% (e)	1,070,100
		2,140,200
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,400,062)	6,400,749
	TOTAL INVESTMENTS (Cost $11,095,308) — 100.1%	12,032,877
	Liabilities in Excess of Other Assets — (0.1)%	(12,992)
	NET ASSETS — 100.0%	$12,019,885

Percentages are stated as a percent of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 8 in Notes to Financial Statements.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)

All or a portion of this security is held as collateral for written options and futures. At December 31, 2023, the total value of securities held as collateral amounted to $5,739,735 or 47.8% of net assets.

(d)	Zero coupon bond; effective yield is shown.
(e)	Rate shown is the annualized seven-day yield as of December 31, 2023.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Q ETF

Schedule of Open Futures Contracts
December 31, 2023

Number of Long Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation/ (Depreciation)
21	NASDAQ 100 E-Mini Future	March 2024	$7,149,870	$188,919

The accompanying notes are an integral part of these financial statements.

LHA Risk-Managed Income ETF

Schedule of Investments
December 31, 2023

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.1% (a)
	Fixed Income — 99.1%
135,202	First Trust Senior Loan ETF	$6,228,756
309,315	Invesco Senior Loan ETF	6,551,291
142,180	iShares 0-5 Year High Yield Corporate Bond ETF	6,002,840
155,142	SPDR Blackstone Senior Loan ETF	6,505,104
255,600	SPDR Bloomberg Short Term High Yield Bond ETF	6,425,784
	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,396,629)	31,713,775

	SHORT-TERM INVESTMENTS — 0.9%
	Money Market Funds — 0.9%
141,693	First American Government Obligations Fund - Class X, 5.29% (b)	141,693
141,693	First American Treasury Obligations Fund - Class X, 5.28% (b)	141,693
		283,386
	TOTAL SHORT-TERM INVESTMENTS (Cost $283,386)	283,386
	TOTAL INVESTMENTS (Cost $31,680,015) — 100.0%	31,997,161
	Liabilities in Excess of Other Assets — 0.0% (c)	(10,311)
	NET ASSETS — 100.0%	$31,986,850

Percentages are stated as a percent of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 8 in Notes to Financial Statements.

(b)	Rate shown is the annualized seven-day yield as of December 31, 2023.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Statements of Assets and Liabilities
December 31, 2023

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF
ASSETS
Investments in securities, at value(a)	$25,138,519	$121,020,746
Unrealized appreciation on open futures contracts	—	841,606
Deposits with broker for futures	1,392	—
Dividends and interest receivable	16,564	390,872
Receivable for securities sold	453,776	—
Transaction fees receivable	—	144
Total Assets	25,610,251	122,253,368

LIABILITIES
Payable for capital shares redeemed	—	721,585
Payable to broker for futures	—	887,470
Management fees payable	24,311	112,121
Broker interest payable	5,212	27,470
Total Liabilities	29,523	1,748,646

NET ASSETS	$25,580,728	$120,504,722

NET ASSETS CONSIST OF:
Paid-in capital	$28,564,620	$154,211,711
Total distributable earnings (accumulated deficit)	(2,983,892)	(33,706,989)
Net assets	$25,580,728	$120,504,722

Net Asset Value:
Net assets	$25,580,728	$120,504,722
Shares outstanding (b)	1,075,000	4,175,000
Net asset value, offering and redemption price per share	$23.80	$28.86

(a) Identified Cost:
Investments in Securities	$24,758,411	$117,360,043
(b) No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Statements of Assets and Liabilities
December 31, 2023 (continued)

	LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF
ASSETS
Investments in securities, at value(a)	$12,032,877	$31,997,161
Unrealized appreciation on open futures contracts	188,919	—
Dividends and interest receivable	7,642	19,506
Total Assets	12,229,438	32,016,667

LIABILITIES
Payable to broker for futures	197,587	—
Management fees payable	10,172	29,817
Broker interest payable	1,794	—
Total Liabilities	209,553	29,817

NET ASSETS	$12,019,885	$31,986,850

NET ASSETS CONSIST OF:
Paid-in capital	$11,350,883	31,914,097
Total distributable earnings (accumulated deficit)	669,002	72,753
Net assets	$12,019,885	$31,986,850

Net asset value:
Net assets	$12,019,885	$31,986,850
Shares outstanding (b)	425,000	1,275,000
Net asset value, offering and redemption price per share	$28.28	$25.09

(a) Identified Cost:
Investments in Securities	$11,095,308	31,680,015
(b) No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Statements of Operations

For the Year Ended December 31, 2023

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF
INVESTMENT INCOME
Dividends	$—	$1,442,237
Interest	1,334,979	1,869,093
Total investment income	1,334,979	3,311,330

EXPENSES
Management fees	366,554	1,523,052
Broker interest expense	39,322	433,524
Total expenses	405,876	1,956,576
Net investment income (loss)	929,103	1,354,754

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,009,618)	(2,238,522)
In-kind redemptions	7,856	(742,617)
Futures	(680,927)	(4,905,076)
Written options	(645,199)	(833,914)
Change in unrealized appreciation (depreciation) on:
Investments	628,390	24,380,836
Futures	(65,101)	4,026,246
Net realized and unrealized gain (loss) on investments	(1,764,599)	19,686,953
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(835,496)	$21,041,707

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Statements of Operations

For the Year/Period Ended December 31, 2023 (continued)

	LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF[1]
INVESTMENT INCOME
Dividends	$23,376	$1,208,608
Interest	155,531	147,416
Total investment income	178,907	1,356,024

EXPENSES
Management fees	61,430	186,907
Broker interest expense	21,208	—
Total expenses	82,638	186,907
Net investment income (loss)	96,269	1,169,117

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	22,592	(244,394)
Futures	532,893	—
Written options	14,661	—
Change in unrealized appreciation (depreciation) on:
Investments	1,037,843	317,146
Futures	399,470	—
Net realized and unrealized gain (loss) on investments	2,007,459	72,752
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,103,728	$1,241,869

[1]	The Fund commenced operations on June 8, 2023. The information presented is for the period from June 8, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2023	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$929,103	$165,701
Net realized gain (loss) on investments, written options and futures	(2,327,888)	(627,325)
Change in unrealized appreciation (depreciation) on investments and futures	563,289	(218,726)
Net increase (decrease) in net assets resulting from operations	(835,496)	(680,350)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(939,276)	(48,910)
Total distributions to shareholders	(939,276)	(48,910)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,390,357	21,076,578
Payments for shares redeemed	(17,877,315)	(5,040,295)
Transaction fees (Note 8)	4,041	5,163
Net increase (decrease) in net assets derived from capital share transactions (a)	(15,482,917)	16,041,446
Net increase (decrease) in net assets	$(17,257,689)	$15,312,186

NET ASSETS
Beginning of year	$42,838,417	$27,526,231
End of year	$25,580,728	$42,838,417

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	100,000	825,000
Shares redeemed	(750,000)	(200,000)
Net increase (decrease)	(650,000)	625,000

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2023	Year Ended December 31, 2022
OPERATIONS
Net investment income (loss)	$1,354,754	$200,201
Net realized gain (loss) on investments, written options and futures	(8,720,129)	(23,506,730)
Change in unrealized appreciation (depreciation) on investments and futures	28,407,082	(46,865,970)
Net increase (decrease) in net assets resulting from operations	21,041,707	(70,172,499)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(200,169)	(2,503,820)
Total distributions to shareholders	(200,169)	(2,503,820)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	71,177,390
Payments for shares redeemed	(69,421,630)	(171,647,538)
Transaction fees (Note 8)	10,112	40,351
Net increase (decrease) in net assets derived from capital share transactions (a)	(69,411,518)	(100,429,797)
Net increase (decrease) in net assets	$(48,569,980)	$(173,106,116)

NET ASSETS
Beginning of year	$169,074,702	$342,180,818
End of year	$120,504,722	$169,074,702

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	2,375,000
Shares redeemed	(2,650,000)	(6,175,000)
Net increase (decrease)	(2,650,000)	(3,800,000)

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Q ETF

StatementS of Changes in Net Assets

	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
OPERATIONS
Net investment income (loss)	$96,269	$(6,737)
Net realized gain (loss) on investments, written options and futures	570,146	(1,020,912)
Change in unrealized appreciation (depreciation) on investments and futures	1,437,313	(310,825)
Net increase (decrease) in net assets resulting from operations	2,103,728	(1,338,474)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(91,890)	—
Total distributions to shareholders	(91,890)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,513,655	6,941,293
Payments for shares redeemed	—	(2,110,725)
Transaction fees (Note 8)	1,421	877
Net increase (decrease) in net assets derived from capital share transactions (b)	6,515,076	4,831,445
Net increase (decrease) in net assets	$8,526,914	$3,492,971

NET ASSETS
Beginning of period	$3,492,971	$—
End of period	$12,019,885	$3,492,971

(a)	The Fund commenced operations on March 14, 2022. The information presented is for the period from March 14, 2022 to December 31, 2022.
(b)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	250,000	275,000
Shares redeemed	—	(100,000)
Net increase (decrease)	250,000	175,000

The accompanying notes are an integral part of these financial statements.

LHA Risk-Managed Income ETF

Statement of Changes in Net Assets

Period Ended December 31, 2023 (a)
OPERATIONS
Net investment income (loss)	$1,169,117
Net realized gain (loss) on investments	(244,394)
Change in unrealized appreciation (depreciation) on investments	317,146
Net increase (decrease) in net assets resulting from operations	1,241,869

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,169,117)
Tax return of capital to shareholders	(14,717)
Total distributions to shareholders	(1,183,834)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	31,928,815
Payments for shares redeemed	—
Net increase (decrease) in net assets derived from capital share transactions (b)	31,928,815
Net increase (decrease) in net assets	$31,986,850

NET ASSETS
Beginning of period	$—
End of period	$31,986,850

(a)	The Fund commenced operations on June 8, 2023. The information presented is for the period from June 8, 2023 to December 31, 2023.
(b)	A summary of capital share transactions is as follows:

Shares
Shares sold	1,275,000
Shares redeemed	—
Net increase (decrease)	1,275,000

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended December 31,				Period Ended December 31,
	2023		2022	2021	2020(a)
Net asset value, beginning of year/period	$24.83		$25.02	$23.64	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)(f)	0.67		0.10	(0.29)	(0.20)
Net realized and unrealized gain (loss) on investments (k)	(0.85)		(0.26)	1.76	(0.71)
Total from investment operations	(0.18)		(0.16)	1.47	(0.91)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.85)		(0.03)	(0.09)	(0.46)
Total distributions to shareholders	(0.85)		(0.03)	(0.09)	(0.46)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00	(i)	0.00 (i)	0.00 (i)	0.01

Net asset value, end of year/period	$23.80		$24.83	$25.02	$23.64

Total return	-0.53	%(j)	-0.70%	6.28%	-3.62	%(c)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$25,581		$42,838	$27,526	$17,729

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets(g)(h)	1.22%		1.13%	1.17%	1.42	%(d)
Net investment income (loss) to average net assets(f)	2.79%		0.40%	-1.14%	-1.33	%(d)
Portfolio turnover rate (e)	2,790%		11,063%	3,520%	1,603	%(c)

(a)	The Fund commenced operations on May 13, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(g)	Does not include expenses of investment companies in which the Fund invests.
(h)	Includes broker interest expense of 0.12%, 0.03%, 0.07% and 0.32%, respectively.
(i)	Less than $0.005.
(j)

The return reflects the actual performance for the period and does not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Alpha Seeker ETF

Financial Highlights

For a capital share outstanding throughout the year/period (continued)

(k)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Beta ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended December 31,			Period Ended December 31,
	2023	2022	2021	2020 (a)
Net asset value, beginning of year/period	$24.77	$32.21	$26.92	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)(f)	0.26	0.02	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments (j)	3.88	(7.13)	6.07	2.41
Total from investment operations	4.14	(7.11)	5.99	2.40

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.05)	—	—	(0.27)
From net realized gains	—	(0.33)	(0.71)	(0.21)
Total distributions to shareholders	(0.05)	(0.33)	(0.71)	(0.48)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00 (i)	0.00 (i)	0.01	—

Net asset value, end of year/period	$28.86	$24.77	$32.21	$26.92

Total return	16.73%	-22.09%	22.25%	9.65	%(c)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$120,505	$169,075	$342,181	$36,343

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets(g)(h)	1.41%	1.18%	1.13%	1.13	%(d)
Net investment income (loss) to average net assets(f)	0.98%	0.08%	-0.27%	-0.11	%(d)
Portfolio turnover rate (e)	0%	0%	132%	132	%(c)

(a)	The Fund commenced operations on September 29, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(g)	Does not include expenses of investment companies in which the Fund invests.
(h)	Includes broker interest expense of 0.31%, 0.08%, 0.03% and 0.03%, respectively.
(i)	Less than $0.005.
(j)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Tactical Q ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Net asset value, beginning of year/period	$19.96	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)(f)	0.43	(0.03)
Net realized and unrealized gain (loss) on investments (j)	8.11	(5.01)
Total from investment operations	8.54	(5.04)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.22)	—
Total distributions to shareholders	(0.22)	—

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 8)	0.00 (i)	0.00	(i)

Net asset value, end of year/period	$28.28	$19.96

Total return	42.82%	-20.17	%(c)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$12,020	$3,493

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets(g)(h)	1.48%	1.38	%(d)
Net investment income (loss) to average net assets(f)	1.72%	-0.16	%(d)
Portfolio turnover rate (e)	40%	138	%(c)

(a)	The Fund commenced operations on March 14, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(g)	Does not include expenses of investment companies in which the Fund invests.
(h)	Includes broker interest expense of 0.38% and 0.28%, respectively.
(i)	Less than $0.005.
(j)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

LHA Risk-Managed Income ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended December 31, 2023(a)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)(f)	0.97
Net realized and unrealized gain (loss) on investments (h)	0.05
Total from investment operations	1.02

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(0.92)
Tax return of capital	(0.01)
Total distributions to shareholders	(0.93)

Net asset value, end of period	$25.09

Total return	4.14	%(c)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$31,987

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets(g)	1.10	%(d)
Net investment income (loss) to average net assets(f)	6.88	%(d)
Portfolio turnover rate (e)	44	%(c)

(a)	The Fund commenced operations on June 8, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(g)	Does not include expenses of investment companies in which the Fund invests.
(h)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

LHA Market StateTM Shares

Notes to Financial Statements

December 31, 2023

NOTE 1 – ORGANIZATION

LHA Market StateTM Alpha Seeker ETF and LHA Market StateTM Tactical Q ETF are non-diversified series and LHA Market StateTM Tactical Beta ETF and LHA Risk-Managed Income ETF are diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). LHA Market StateTM Alpha Seeker ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to provide positive returns across multiple market cycles that are generally not correlated to the U.S. equity or fixed income markets by investing long or short in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500® Index based on statistical analysis that seeks to estimate the direction of the U.S. equity market. LHA Market StateTM Tactical Beta is an actively-managed ETF and seeks long-term out-performance relative to the large-capitalization U.S. equity market by investing long or short in instruments linked directly or indirectly to the performance and/or volatility of the S&P 500® Index based on statistical analysis that seeks to estimate the direction of the S&P 500® Index. LHA Market StateTM Tactical Q ETF is an actively-managed ETF that seeks long-term out-performance relative to the large-capitalization U.S. growth equity market by investing in equity instruments linked directly or indirectly to the performance of U.S.-listed, large capitalization, growth-oriented companies. LHA Risk-Managed Income ETF is an actively-managed ETF that seeks current income and capital preservation.

Fund	Date of Commencement
LHA Market StateTM Alpha Seeker ETF	May 13, 2020
LHA Market StateTM Tactical Beta ETF	September 29, 2020
LHA Market StateTM Tactical Q ETF	March 14, 2022
LHA Risk-Managed Income ETF	June 8, 2023

The end of the reporting period for the Funds is December 31, 2023. The period covered by these Notes to Financial Statements is the period from January 1, 2023 through December 31, 2023 for LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF, and the period from June 8, 2023 to December 31, 2023 for LHA Risk-Managed Income ETF (each, respectively, the “current fiscal period”).

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global MarketTM, Nasdaq Global Select MarketTM, and the Nasdaq Capital Market ExchangeTM (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Futures contracts will be valued at the settlement price from the exchange on which they are traded.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

LHA Market StateTM Alpha Seeker ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$5,055,820	$—	$—	$5,055,820
Purchased Options	—	10,650	—	10,650
U.S. Treasury Bills	—	18,773,015	—	18,773,015
Money Market Funds	1,299,034	—	—	1,299,034
Total Investments in Securities	$6,354,854	$18,783,665	$—	$25,138,519

^	See Schedule of Investments for further disaggregation of investment categories.

LHA Market StateTM Tactical Beta ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$96,506,468	$—	$—	$96,506,468
U.S. Treasury Bills	—	23,518,294	—	23,518,294
Money Market Funds	995,984	—	—	995,984
Total Investments in Securities	$97,502,452	$23,518,294	$—	$121,020,746

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$841,606	$—	$—	$841,606

(a)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

LHA Market StateTM Tactical Q ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$5,632,128	$—	$—	$5,632,128
U.S. Treasury Bills	—	4,260,549	—	4,260,549
Money Market Funds	2,140,200	—	—	2,140,200
Total Investments in Securities	$7,772,328	$4,260,549	$—	$12,032,877

^	See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$188,919	$—	$—	$188,919

(a)

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

LHA Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$31,713,775	$—	$—	$31,713,775
Short-Term Investments	283,386	—	—	283,386
Total Investments in Securities	$31,997,161	$—	$—	$31,997,161

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

net assets or NAV per share. These differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended December 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
LHA Market StateTM Alpha Seeker ETF	$(7,856)	$7,856
LHA Market StateTM Tactical Beta ETF	772,101	(772,101)
LHA Market StateTM Tactical Q ETF	—	—
LHA Risk-Managed Income ETF	—	—

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Futures Contracts. LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF may invest in futures contracts to hedge or manage risks associated with the Fund’s investments in securities or to gain exposure to certain asset classes or markets. Each Fund may purchase or sell futures contracts only if the Fund’s liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Fund segregating liquid assets equal to the Fund’s liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Funds on an as needed basis. The Funds record an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Schedules of Open Futures Contracts.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain the required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the underlying instruments of futures contracts it holds. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively. Cash collateral held by the Funds is presented on the Statements of Assets and Liabilities under segregated cash at broker for futures and options, if any.

Options Contracts. LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF may also purchase put or call options (or options spreads) on the VIX Index, the S&P 500, Nasdaq 100 or in ETNs or ETFs that seek exposure to short-term VIX Index futures contracts.

Purchasing a call option gives the buyer the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (American-style options) or at the expiration date (European-style options). The buyer of the call option pays an amount (premium) for buying the option. In the event the reference asset appreciates above the strike price, the buyer can exercise the option and receive the reference asset (for American-style options) or receive the difference between the value of the reference asset and the strike price (for European-style options) (which gain is offset by the premium initially paid), and in the event the reference asset declines in value, the call option may end up worthless and the Funds’ loss is limited to the amount of premium it paid. The Funds’ investments in call options and put options on the S&P 500, Nasdaq 100 or the VIX Index are generally expected to be European-style options.

Purchasing a put option gives the buyer the right to sell shares of a reference asset at a strike price until the expiration date (American-style options) or at the expiration date (European-style options). The buyer of the put option pays an amount (premium) for buying the option. In the event the reference asset declines in value below the

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

strike price and a Fund exercises its put option, the Fund will be entitled to deliver the reference asset (for American-style options) or receive the difference between the strike price and the value of the reference asset (for European-style options) (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.

A call spread entails the purchase of a call option and the sale of a call option on the same reference asset with the same expiration date but a higher strike price. A put spread entails the purchase of a put option and the sale of a put option on the same reference asset with the same expiration date but a lower strike price. The premium received from the sale of the call or put options is generally expected to offset the cost to the Fund of the purchased options in exchange for limiting the maximum return from such options.

LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF may also write options. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified prince (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

For financial statement purposes, cash held at or due to the broker for futures and options is included in the Statements of Assets and Liabilities as deposits at broker for futures and options or payable to broker for futures and options. Broker interest paid by the Funds, if any, is included as broker interest expense in the Statements of Operations. As collateral for written options, the Funds maintain segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash, if any, is included as segregated cash at broker for futures and options in the Statements of Assets and Liabilities. The Advisor may earmark or instruct the Funds’ custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Funds’ delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Funds’ purchase obligation.

The effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period was as follows:

		Asset Derivatives
Fund	Derivatives Not Accounted For as Hedging Instruments	Statement of Assets and Liabilities Location	Value
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$10,650
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Futures	Unrealized appreciation on open futures contracts	841,606
LHA Market StateTM Tactical Q ETF	Equity Contracts - Futures	Unrealized appreciation on open futures contracts	188,919

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

The effect of derivative instruments on the Statements of Operations for the current fiscal period was as follows:

Fund	Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Futures	$(680,927)	$(65,101)
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Purchased Options	399,788 *	(6,561	)**
LHA Market StateTM Alpha Seeker ETF	Equity Contracts - Written Options	(645,199)	—
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Futures	(4,905,076)	4,026,246
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Purchased Options	(7,340)*	—
LHA Market StateTM Tactical Beta ETF	Equity Contracts - Written Options	$(833,914)	$—
LHA Market StateTM Tactical Q ETF	Equity Contracts - Futures	532,893	399,470
LHA Market StateTM Tactical Q ETF	Equity Contracts - Written Options	14,661	—

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statements of Operations.

The average monthly values of outstanding purchased and written options during the current fiscal period were as follows:

	Purchased Options	Written Options
LHA Market StateTM Alpha Seeker ETF	$10,435	$—
LHA Market StateTM Tactical Beta ETF	—	30,000
LHA Market StateTM Tactical Q ETF	—	648

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

The average monthly notional amount of short and long futures during the current fiscal period were as follows:

	Long Futures	Short Futures
LHA Market StateTM Alpha Seeker ETF	$561,031	$1,841,688
LHA Market StateTM Tactical Beta ETF	40,699,966	—
LHA Market StateTM Tactical Q ETF	3,205,266	—

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Little Harbor Advisors, LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser, if any: transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Grimes & Company, Inc serves as the sub-adviser for LHA Risk-Managed Income ETF.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds each pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 1.10% of each Fund’s average daily net assets. The Adviser is responsible for paying the sub-adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
LHA Market StateTM Alpha Seeker ETF	$70,229,466	$66,388,180
LHA Market StateTM Tactical Beta ETF	—	20,086,304
LHA Market StateTM Tactical Q ETF	1,504,759	948,523
LHA Risk-Managed Income ETF	18,509,672	12,541,603

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. LHA Market StateTM Alpha Seeker ETF, LHA Market StateTM Tactical Beta ETF and LHA Market StateTM Tactical Q ETF held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
LHA Market StateTM Alpha Seeker ETF	$—	$62,870
LHA Market StateTM Tactical Beta ETF	—	19,226,216
LHA Market StateTM Tactical Q ETF	2,696,010	—
LHA Risk-Managed Income ETF	25,672,954	—

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2023 in the Funds, were as follows:

	LHA Market StateTM Alpha Seeker ETF	LHA Market StateTM Tactical Beta ETF		LHA Market StateTM Tactical Q ETF	LHA Risk- Managed Income ETF
Tax cost of investments	$24,751,850	$117,360,043		$11,214,908	$31,680,015
Gross tax unrealized appreciation	$422,482	$3,660,703		$938,360	$326,971
Gross tax unrealized depreciation	(35,813)	—		(120,391)	(9,824)
Net tax unrealized appreciation (depreciation)	386,669	3,660,703		817,969	317,147
Undistributed ordinary income	109,154	1,354,754		4,379	—
Undistributed long-term gain	—	—		—	—
Other accumulated gain (loss)	(3,479,715)	(38,722,446	)*	(153,346)	(244,394)
Distributable earnings (accumulated deficit)	$(2,983,892)	$(33,706,989)		$669,002	$72,753

*	Includes straddle loss deferral of $2,744,071.

The difference between book and tax-basis cost is attributable to wash sales and Section 1256 mark-to-market on purchased options.

At December 31, 2023, the Funds deferred, on a tax basis, no post-October capital losses or late-year ordinary losses.

As of December 31, 2023, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
LHA Market StateTM Alpha Seeker ETF	$2,563,481	$916,234
LHA Market StateTM Tactical Beta ETF	13,693,581	22,284,794
LHA Market StateTM Tactical Q ETF	153,346	—
LHA Risk-Managed Income ETF	244,394	—

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

During the year ended December 31, 2023, the Funds utilized the following capital loss carryforward that was available as of December 31, 2022:

	Short-Term	Long-Term
LHA Market StateTM Alpha Seeker ETF	$—	$—
LHA Market StateTM Tactical Beta ETF	—	—
LHA Market StateTM Tactical Q ETF	411,824	469,616
LHA Risk-Managed Income ETF	N/A	N/A

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2023 and December 31, 2022, were as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Ordinary Income	Return of Capital	Ordinary Income	Long-Term Capital Gain
LHA Market StateTM Alpha Seeker ETF	$939,276	$—	$48,910	$—
LHA Market StateTM Tactical Beta ETF	200,169	—	2,503,820	—
LHA Market StateTM Tactical Q ETF	91,890	—	—	—
LHA Risk-Managed Income ETF	1,169,117	14,717	N/A	N/A

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable

LHA Market StateTM Shares

NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Continued)

to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Funds are $300 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Investment Company Risk. The risks of investing in investment companies, such as the Underlying ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

LHA Market StateTM Shares

Report of Independent Registered Public Accounting Firm

To the Shareholders of LHA Market State Shares and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and open futures contracts (as applicable), of LHA Market State Shares comprising the Funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
LHA Market State Alpha Seeker ETF	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023, 2022 and 2021 and for the period from May 13, 2020 (commencement of operations) to December 31, 2020
LHA Market State Tactical Beta ETF	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023, 2022 and 2021 and for the period from September 29, 2020 (commencement of operations) to December 31, 2020
LHA Market State Tactical Q ETF	For the year ended December 31, 2023	For the year ended December 31, 2023 and for the period from March 14, 2022 (commencement of operations) to December 31, 2022
LHA Risk-Managed Income ETF	For the period from June 8, 2023 (commencement of operations) to December 31, 2023

LHA Market StateTM Shares

Report of Independent Registered Public Accounting Firm
(Continued)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Little Harbor Advisors LLC’s investment companies since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2024

LHA Market StateTM Shares

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	57	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (2 portfolios) (since 2018).

LHA Market StateTM Shares

TRUSTEES AND OFFICERS

(Unaudited) (Continued)

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Managing Director, Investment Manager Solutions, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013–2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

LHA Market StateTM Shares

TRUSTEES AND OFFICERS

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)

Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021–2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Joshua J. Hinderliter Born: 1983	Secretary and Vice President	Indefinite term; since 2023	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016–2022).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014–2017, 2018–2022).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.lhafunds.com.

LHA Market StateTM Shares

Expense Example

For the Six-Months Ended December 31, 2023

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Funds shares, and (2) ongoing costs, including management fees and other Funds expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

LHA Market StateTM Shares

Expense Example
For the Six-Months Ended December 31, 2023 (Continued)

LHA Market StateTM Alpha Seeker ETF

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 1,045.60	$6.19
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,019.15	$6.11

LHA Market StateTM Tactical Beta ETF

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 1,058.90	$7.17
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,018.25	$7.02

LHA Market StateTM Tactical Q ETF

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 1,087.40	$7.74
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,017.79	$7.48

LHA Risk-Managed Income ETF

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During the Period(4)
Actual	$1,000.00	$ 1,034.00	$5.64
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,019.66	$5.60

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 1.20%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 1.38%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 1.47%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 1.10%, multiplied by the average account value during the six-month period, multiplied by 184/365 to reflect the one-half year period.

LHA Market StateTM Shares

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

LHA Market StateTM Shares

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended December 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	100.00%
LHA Market StateTM Tactical Q ETF	24.27%
LHA Risk-Managed Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2023 was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	100.00%
LHA Market StateTM Tactical Q ETF	0.00%
LHA Risk-Managed Income ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

LHA Market StateTM Alpha Seeker ETF	0.00%
LHA Market StateTM Tactical Beta ETF	0.00%
LHA Market StateTM Tactical Q ETF	0.00%
LHA Risk-Managed Income ETF	0.00%

LHA Market StateTM Shares

Information About Portfolio Holdings

(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.lhafunds.com.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.lhafunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the daily net asset value (NAV) is available, without charge, on the Funds’ website at www.lhafunds.com.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Adviser

Little Harbor Advisors, LLC
30 Doaks Lane
Marblehead, Massachusetts 01945

Sub-Adviser (RMIF)

Grimes & Company, Inc.
110 Turnpike Road, Suite 100
Westborough, Massachusetts 01581

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

LHA Market StateTM Alpha Seeker ETF

Symbol – MSVX
CUSIP – 26922A156

LHA Market StateTM Tactical Beta ETF

Symbol – MSTB
CUSIP – 26922B105

LHA Market StateTM Tactical Q ETF

Symbol – MSTQ
CUSIP – 26922B733

LHA Risk-Managed Income ETF

Symbol – RMIF
CUSIP – 26922B543

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2023	FYE 12/31/2022
( a ) Audit Fees	$59,000	$45,000
( b ) Audit-Related Fees	$0	$0
( c ) Tax Fees	$14,000	$10,500
( d ) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2023	FYE 12/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2023	FYE 12/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	03/05/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	03/05/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	03/05/2024

* Print the name and title of each signing officer under his or her signature.